Impact of the Covid-19 pandemic and oil price decline (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impact of the Covid-19 pandemic and oil price decline [abstract]
Long-term risk-free interest rates, increase or (decrease)	(1.30%)			(1.30%)
Discount rate applied for ARO estimation increase (decrease)	(0.60%)			(0.60%)
Petroleum tax rate				56.00%
Ordinary corporate tax				22.00%
The impact of the retrospective application of the temporary changes in the tax regulation		$ 115
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) on change in fair value of derivatives	$ 189	$ 193	$ 267	$ 382	$ 573	$ 473
Low range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Accumulated tax uplift for the special tax	20.80%			20.80%
High range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Accumulated tax uplift for the special tax	24.00%			24.00%
Other price risk [member] | Low range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(50.00%)			(50.00%)
Other price risk [member] | High range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	100.00%			100.00%
Commodity price sensitivity [member] | Low range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(50.00%)			(50.00%)		(30.00%)
Commodity price sensitivity [member] | High range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	100.00%			100.00%		30.00%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Low range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) on change in fair value of derivatives	$ 80					$ 569
Commodity price sensitivity [member] | Crude oil and refined products [member] | High range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) on change in fair value of derivatives	(169)					(563)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Low range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) on change in fair value of derivatives	187					(33)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | High range value [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) on change in fair value of derivatives	$ 496					$ 49